Provisions (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance		₨ 5,444
Provision made during the year, net of reversals		4,943
Provision used during the year		(4,129)
Effect of changes in foreign exchange rates		66
Ending Balance		6,324		₨ 5,444
Current		6,168	$ 72	5,383
Non-current		156	$ 2	61
Due To Creditors For Expenses		6,324
Refund Liability [member]
Disclosure of other provisions [line items]
Beginning Balance	[1]	4,579
Provision made during the year, net of reversals	[1]	4,784
Provision used during the year	[1]	(4,129)
Effect of changes in foreign exchange rates	[1]	63
Ending Balance	[1]	5,297		4,579
Current	[1]	5,297
Due To Creditors For Expenses	[1]	5,297
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	[2]	61
Provision used during the year	[2]	0
Effect of changes in foreign exchange rates	[2]	3
Ending Balance	[2]	64		61
Non-current	[2]	64
Due To Creditors For Expenses	[2]	64
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	[3]	804
Provision made during the year, net of reversals	[3]	159
Ending Balance	[3]	963		₨ 804
Current	[3]	871
Non-current		92
Due To Creditors For Expenses	[3]	₨ 963

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3.m of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.61). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 32 (“Contingencies”) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority and Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.